Net Loss Per Share - Schedule of Anti-dilutive Shares Excluded from Diluted Net Loss per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Options [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive Shares	900	410	1,299
Restricted Stock Units (RSUs) [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive Shares	209	213	299
Warrant [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive Shares	6	6	6